Consolidated Balance Sheets - USD ($)	Mar. 31, 2018		Mar. 25, 2017
Current assets:
Cash and cash-equivalents	$ 1,485,000		$ 1,421,000
Trade accounts receivable, net of allowance of $8 and $8, respectively	364,000	[1]	954,000
Inventories, net	5,487,000	[1]	4,811,000
Prepaid expenses and other current assets	87,000	[1]	452,000
Total current assets	7,423,000	[1]	7,638,000
Property and equipment, net	833,000	[1]	528,000
Other long term assets	175,000	[1]	175,000
Capitalized software development costs, net			733,000
Total assets	8,431,000	[1]	9,074,000
Liabilities and shareholders' equity
Line of credit	552,000	[1]	582,000
Loan payable, net of discounts and issuance costs	1,447,000	[1]
Accounts payable	996,000	[1]	1,107,000
Accrued payroll and benefits	343,000	[1]	583,000
Deferred revenue	3,374,000		3,614,000
Deferred rent, net of long term portion	58,000	[1]
Capital lease obligations	52,000	[1]	50,000
Deferred liability related to asset sale	52,000	[1]	375,000
Other current liabilities	947,000	[1]	707,000
Total current liabilities	7,809,000	[1]	7,018,000
Warrant liability, at estimated fair value			222,000
Long term deferred rent	429,000	[1]
Long term obligations - capital lease	62,000	[1]	114,000
Total liabilities	8,300,000	[1]	7,354,000
Commitments and contingencies		[1]
Shareholders' equity:
Common stock no par value; Authorized - 40,000,000 shares; 10,418,953 shares at June 30, 2018 and 10,312,653 shares at March 31, 2018 issued and outstanding	25,200,000	[1]	24,390,000
Accumulated deficit	(28,682,000)		(25,581,000)
Total shareholders' equity	131,000	[1]	1,720,000
Total liabilities and shareholders' equity	8,431,000	[1]	9,074,000
Series A Preferred Stock [Member]
Shareholders' equity:
Preferred stock		[1]
Series B, C, and D Preferred Stock [Member]
Shareholders' equity:
Preferred stock	2,911,000	[1]	2,911,000
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred stock	$ 702,000	[1]	$ 0

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.